Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,225,315	¥ 1,029,481
Total gains (losses), Included in profit or loss	(8,695)	22,704
Total gains (losses), Included in other comprehensive income	17,463	36,826
Purchases	146,704	64,746
Sales	(29,814)	(46,616)
Issuances	(22,150)	(14,957)
Settlement	(37,987)	41,957
Transfers into Level 3	39,322
Transfers out of Level 3	(2,920)	(5,014)
Ending balance	1,327,238	1,129,127
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(10,801)	38,410
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(125,042)	(185,020)
Total gains (losses), Included in profit or loss	(285)	(10,861)
Total gains (losses), Included in other comprehensive income	422	(957)
Issuances	(22,150)	(14,957)
Settlement	12,900	75,845
Ending balance	(134,155)	(135,950)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	842	516
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	(78)
Purchases	1,558
Transfers into Level 3	39,322
Ending balance	40,802
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(78)
Trading assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	(78)
Purchases	1,558
Transfers into Level 3	39,322
Ending balance	40,802
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(78)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	117	6,160
Total gains (losses), Included in profit or loss	6,523	(3,384)
Purchases	5,009	3,738
Sales	(6,475)	(4,821)
Ending balance	5,174	1,693
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	6,465	1,764
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,656)	(3,248)
Total gains (losses), Included in profit or loss	(700)	(2,329)
Purchases	1,362	1,541
Sales	(209)
Ending balance	(2,203)	(4,036)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(186)	(1,031)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(923)	(4,567)
Total gains (losses), Included in profit or loss	(176)	663
Purchases		74
Sales		(110)
Ending balance	(1,099)	(3,940)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(104)	580
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,382	13,825
Total gains (losses), Included in profit or loss	7,456	(1,867)
Purchases	3,647	2,123
Sales	(6,266)	(4,711)
Ending balance	8,219	9,370
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	6,801	2,067
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	314	150
Total gains (losses), Included in profit or loss	(57)	149
Ending balance	257	299
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(46)	148
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	819,144	735,668
Total gains (losses), Included in profit or loss	(18,136)	31,900
Total gains (losses), Included in other comprehensive income	(181)	305
Purchases	136,429	60,202
Sales	(18,973)	(39,675)
Settlement	(50,727)	(33,771)
Transfers out of Level 3	(1,438)	(4,289)
Ending balance	866,118	750,340
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(19,433)	31,113
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	739,914	650,467
Total gains (losses), Included in profit or loss	(17,082)	32,792
Total gains (losses), Included in other comprehensive income	(181)	305
Purchases	128,723	54,432
Sales	(16,399)	(38,883)
Settlement	(49,730)	(29,456)
Transfers out of Level 3	(1,078)	(3,532)
Ending balance	784,167	666,125
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(16,880)	32,586
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	79,230	85,201
Total gains (losses), Included in profit or loss	(1,054)	(892)
Purchases	7,706	5,770
Sales	(2,574)	(792)
Settlement	(997)	(4,315)
Transfers out of Level 3	(360)	(757)
Ending balance	81,951	84,215
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,553)	(1,473)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	525,869	464,821
Total gains (losses), Included in other comprehensive income	17,222	37,478
Purchases	3,708	806
Sales	(4,366)	(2,120)
Settlement	(160)	(117)
Transfers out of Level 3		(383)
Ending balance	542,273	500,485
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	525,869	464,821
Total gains (losses), Included in other comprehensive income	17,222	37,478
Purchases	3,708	806
Sales	(4,366)	(2,120)
Settlement	(160)	(117)
Transfers out of Level 3		(383)
Ending balance	542,273	500,485
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,227	7,852
Total gains (losses), Included in profit or loss	3,281	5,049
Transfers out of Level 3	(1,482)	(342)
Ending balance	7,026	12,559
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 1,403	¥ 5,017